Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Capital commitments [abstract]
Commitments and contingencies	11. Commitments and contingenciesContingent liabilities, indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations, including those under contractual arrangements (eg undertakings related to supplier agreements) not provided for on the balance sheet, where the likelihood of the contingent liabilities, guarantees or indemnities being called is assessed as possible rather than probable or remote.
Disclosure is made for material contingent liabilities unless the possibility of any loss arising is considered remote based on our judgement and legal advice. These are quantified unless, in our judgement, the amount cannot be reliably estimated. The unit of account for claims is the matter taken as a whole and therefore when a provision has been recorded for the best estimate of the cost to settle the obligation there is no further contingent liability component. This means that when a provision is recognised for the best estimate of the expenditure required to settle the present obligation from a single past event, a further contingent liability is not reported for the maximum potential exposure in excess of that already provided.
We have not established provisions for certain additional legal claims in cases where we have assessed that a payment is either not probable or cannot be reliably estimated. A number of our companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time. As a result, the Group may become subject to substantial liabilities that could affect our business, financial position and reputation. Litigation is inherently unpredictable and large judgments may at times occur. The Group may in the future incur judgments or enter into settlements of claims that could lead to material cash outflows. We do not believe that any of these proceedings will have a materially adverse effect on our financial position.
Contingent liabilities - subsidiaries, joint operations, joint ventures and associates
Contingent liabilities, indemnities and other performance guarantees were US$338 million at
30 June 2026 (31 December 2025: US$322 million).
There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.
Contingent liabilities - not quantifiable
The current status of contingent liabilities where it is not practicable to provide a reliable estimate of possible financial exposure is:
Litigation disputes

Litigation matter	Latest update
2011 Contractual payments in Guinea
In 2023, we resolved a previously self-disclosed investigation by the SEC into certain contractual payments totalling US$10.5 million made to a consultant who had provided advisory services in 2011, relating to the
Simandou project in the Republic of Guinea. In August 2023, the UK
Serious Fraud Office closed its case and announced that the Australian
Federal Police maintains a live investigation into the matter. Rio Tinto continues to co-operate fully with relevant authorities.
At 30 June 2026, the outcome of this investigation remains uncertain, but it could ultimately expose the Group to material financial cost. No provision has been recognised for the investigation. We believe this case is unwarranted and will defend the allegation vigorously.

11. Commitments and contingenciesOther contingent liabilities
We continue to modernise agreements with Traditional Owners. Where appropriate, provisions have been recognised within “Other provisions” based on our current best estimate of the past financial component. This process remains ongoing, and estimates may be refined in future periods as additional information becomes available. Future impacts arising from agreement modernisation will be recognised as incurred.
Close-down, restoration and environmental provisions are not recognised for those operations that have no known restrictions on their lives as the date of closure cannot be reliably estimated. This applies primarily to our Canadian aluminium smelters, which are not dependent upon a specific orebody and have access to indefinite-lived power from owned hydropower stations with water rights permitted by local governments. In these instances, a closure obligation may exist at the reporting date. However, due to the indefinite nature of asset lives, it is not possible to arrive at a sufficiently reliable estimate for the purposes of recognising a provision. Close-down, restoration and environmental provisions are recognised at these operations for separately identifiable closure activities which can be reasonably estimated, such as the demolition and removal of fixed structures after a predetermined period. Any contingent liability for these assets will crystallise into a closure provision if and when a decision is taken to cease operations.
Capital commitments
Our capital commitments include:
–open purchase orders for managed operations and non-managed tolling entities.
–expenditure on major projects already authorised by our Investment Committee for non-
managed operations.
Our capital commitments do not include those relating to lease obligations.
The capital commitments for Simandou are reported on a 100% basis for the SimFer mine and the
SimFer scope of infrastructure as managed operations. The Group’s share of EAU capital commitments reported in relation to WCS Rail and Port Holding Entities represents SimFer Jersey
Limited’s 34% funding of those EAUs, inclusive of funding due from non-controlling interests.
Capital commitments, excluding the Group's share of joint venture capital commitments, were
US$7,495 million (31 December 2025: US$8,173 million).
The Group's share of joint venture capital commitments was US$656 million at 30 June 2026
(31 December 2025: US$737 million).